Operating segment and geographic data - General (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Benchmark percent for total revenue by geography (as a percent)	10.00%	10.00%	10.00%
Long-lived assets | Geographic concentration | United States
Concentration Risk [Line Items]
Concentration risk (as a percent)	19.00%	20.00%
Long-lived assets | Geographic concentration | China
Concentration Risk [Line Items]
Concentration risk (as a percent)	11.00%	13.00%
Long-lived assets | Geographic concentration | Switzerland
Concentration Risk [Line Items]
Concentration risk (as a percent)	9.00%	8.00%
Revenue | Geographic concentration | Excludes Switzerland
Concentration Risk [Line Items]
Concentration risk (as a percent)	98.00%	98.00%	98.00%